Common and Preferred Shares - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 28, 2022	Jan. 27, 2022	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 27, 2023
Series 32 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share				$ 0.138829
Conversion feature				Series 33
Series 33 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share				$ 0.100614
Conversion feature				Series 32
Series 34 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share				$ 0.6875
Conversion feature				Series 35
Series 36 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share				$ 1.03125
Conversion feature				Series 37
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				20,000,000
Amount				$ 500
Dividends declared per share			$ 0.303125	$ 1.2125
Conversion feature			Series 39	Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares			12,000,000	12,000,000
Amount			$ 300	$ 300
Dividends declared per share			$ 1.2125	$ 1.2125
Conversion feature			Series 41	Series 41
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares			12,000,000	32,000,000
Amount			$ 300	$ 800
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Sep. 16, 2016
Issue price			$ 25
Initial dividend		$ 0.303125	$ 0.4418
Initial dividend payment date			Jan. 27, 2017
Rate reset spread			4.19%
Redemption date			January 27, 2022
Redemption price			$ 25
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Oct. 12, 2018
Issue price			$ 25
Initial dividend			$ 0.3621
Initial dividend payment date			Jan. 29, 2019
Rate reset spread			2.43%
Redemption date			January 27, 2024
Redemption price			$ 25